SHARE CAPITAL (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of authorized shares not disclosed	true
Common stock issued (in shares)	142,239	142,239
Common stock outstanding (in shares)	142,239	142,239
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0